Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 4,739
Balance at end of year	4,736	$ 4,739	$ 4,376
Loans	4,409	4,392	4,104
Undrawn credit facilities and other off-balance sheet exposures	327	347	272
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	574	555	449
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(29)	(22)	(16)
Provision for (reversal of) credit losses changes in model	(63)
Provision for (reversal of) credit losses net remeasurement	57	53	39
Total provision for (reversal of) credit losses	(35)	31	23
Write-offs	(3)	(3)	(2)
Recoveries	2		3
Interest income on impaired loans	(10)	(9)	(8)
Foreign exchange and other	(3)		7
Balance at end of year	525	574	472
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,235	1,157	983
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(10)	(9)	(5)
Provision for (reversal of) credit losses changes in model			56
Provision for (reversal of) credit losses net remeasurement	185	208	180
Total provision for (reversal of) credit losses	175	199	231
Write-offs	(147)	(138)	(138)
Recoveries	20	14	17
Interest income on impaired loans	(2)	(2)	(2)
Foreign exchange and other	(6)	5	4
Balance at end of year	1,275	1,235	1,095
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,048	963	955
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(1)	5
Provision for (reversal of) credit losses changes in model	42		6
Provision for (reversal of) credit losses net remeasurement	263	274	163
Total provision for (reversal of) credit losses	300	273	174
Write-offs	(247)	(227)	(204)
Recoveries	41	39	35
Balance at end of year	1,142	1,048	960
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,882	1,913	1,727
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(25)	(50)	(29)
Provision for (reversal of) credit losses changes in model		(9)
Provision for (reversal of) credit losses net remeasurement	153	161	174
Total provision for (reversal of) credit losses	128	102	145
Write-offs	(170)	(153)	(77)
Recoveries	7	24	14
Interest income on impaired loans	(27)	(25)	(23)
Foreign exchange and other	(26)	21	63
Balance at end of year	1,794	1,882	1,849
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,130
Balance at end of year	1,033	1,130	916
Loans	895	983	805
Undrawn credit facilities and other off-balance sheet exposures	138	147	111
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	100	99	89
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	3	4	4
Provision for (reversal of) credit losses net remeasurement	(39)	(37)	(38)
Transfers to 12-month ECL	36	37	36
Transfers to lifetime ECL performing	(3)	(3)	(2)
Total provision for (reversal of) credit losses	(3)	1
Foreign exchange and other	(1)		2
Balance at end of year	96	100	91
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	247	253	247
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	9	10	7
Provision for (reversal of) credit losses changes in model			(20)
Provision for (reversal of) credit losses net remeasurement	(142)	(146)	(119)
Transfers to 12-month ECL	154	150	128
Transfers to lifetime ECL performing	(17)	(14)	(15)
Transfers to lifetime ECL credit-impaired	(1)	(1)	(1)
Total provision for (reversal of) credit losses	3	(1)	(20)
Foreign exchange and other	(1)	(5)	1
Balance at end of year	249	247	228
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	331	337	295
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	5	8	10
Provision for (reversal of) credit losses changes in model	(45)		(26)
Provision for (reversal of) credit losses net remeasurement	(201)	(157)	(213)
Transfers to 12-month ECL	217	163	232
Transfers to lifetime ECL performing	(25)	(19)	(21)
Transfers to lifetime ECL credit-impaired	(1)	(1)
Total provision for (reversal of) credit losses	(50)	(6)	(18)
Balance at end of year	281	331	277
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	452	422	265
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	6	17	14
Provision for (reversal of) credit losses changes in model		(6)
Provision for (reversal of) credit losses net remeasurement	(52)	(19)	(8)
Transfers to 12-month ECL	30	46	47
Transfers to lifetime ECL performing	(17)	(17)	(7)
Transfers to lifetime ECL credit-impaired	(3)
Total provision for (reversal of) credit losses	(36)	21	46
Foreign exchange and other	(9)	9	9
Balance at end of year	407	452	320
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	2,620
Balance at end of year	2,731	2,620	2,548
Loans	2,548	2,427	2,396
Undrawn credit facilities and other off-balance sheet exposures	183	193	152
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	168	158	126
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(9)	(8)	(5)
Provision for (reversal of) credit losses net remeasurement	31	45	36
Transfers to 12-month ECL	(33)	(35)	(35)
Transfers to lifetime ECL performing	7	10	7
Transfers to lifetime ECL credit-impaired	(4)	(2)	(2)
Total provision for (reversal of) credit losses	(8)	10	1
Foreign exchange and other			1
Balance at end of year	160	168	128
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	803	720	546
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(11)	(15)	(5)
Provision for (reversal of) credit losses changes in model			76
Provision for (reversal of) credit losses net remeasurement	197	237	187
Transfers to 12-month ECL	(152)	(149)	(126)
Transfers to lifetime ECL performing	20	18	23
Transfers to lifetime ECL credit-impaired	(19)	(17)	(19)
Total provision for (reversal of) credit losses	35	74	136
Foreign exchange and other	(5)	9	(2)
Balance at end of year	833	803	680
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	717	626	660
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(10)	(9)	(5)
Provision for (reversal of) credit losses changes in model	87		32
Provision for (reversal of) credit losses net remeasurement	361	337	264
Transfers to 12-month ECL	(217)	(163)	(232)
Transfers to lifetime ECL performing	25	19	21
Transfers to lifetime ECL credit-impaired	(102)	(93)	(57)
Total provision for (reversal of) credit losses	144	91	23
Balance at end of year	861	717	683
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	932	1,013	1,061
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(23)	(48)	(22)
Provision for (reversal of) credit losses changes in model		1
Provision for (reversal of) credit losses net remeasurement	19	38	79
Transfers to 12-month ECL	(29)	(46)	(45)
Transfers to lifetime ECL performing	26	19	9
Transfers to lifetime ECL credit-impaired	(30)	(46)	(62)
Total provision for (reversal of) credit losses	(37)	(82)	(41)
Foreign exchange and other	(18)	1	37
Balance at end of year	877	932	1,057
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	989
Balance at end of year	972	989	912
Loans	966	982	903
Undrawn credit facilities and other off-balance sheet exposures	6	7	9
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	306	298	234
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(23)	(18)	(15)
Provision for (reversal of) credit losses changes in model	(63)
Provision for (reversal of) credit losses net remeasurement	65	45	41
Transfers to 12-month ECL	(3)	(2)	(1)
Transfers to lifetime ECL performing	(4)	(7)	(5)
Transfers to lifetime ECL credit-impaired	4	2	2
Total provision for (reversal of) credit losses	(24)	20	22
Write-offs	(3)	(3)	(2)
Recoveries	2		3
Interest income on impaired loans	(10)	(9)	(8)
Foreign exchange and other	(2)		4
Balance at end of year	269	306	253
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	185	184	190
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(8)	(4)	(7)
Provision for (reversal of) credit losses net remeasurement	130	117	112
Transfers to 12-month ECL	(2)	(1)	(2)
Transfers to lifetime ECL performing	(3)	(4)	(8)
Transfers to lifetime ECL credit-impaired	20	18	20
Total provision for (reversal of) credit losses	137	126	115
Write-offs	(147)	(138)	(138)
Recoveries	20	14	17
Interest income on impaired loans	(2)	(2)	(2)
Foreign exchange and other	0	1	5
Balance at end of year	193	185	187
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	103	94	112
Transfers to lifetime ECL credit-impaired	103	94	57
Total provision for (reversal of) credit losses	206	188	169
Write-offs	(247)	(227)	(204)
Recoveries	41	39	35
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	498	478	401
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(8)	(19)	(21)
Provision for (reversal of) credit losses changes in model		(4)
Provision for (reversal of) credit losses net remeasurement	186	142	103
Transfers to 12-month ECL	(1)		(2)
Transfers to lifetime ECL performing	(9)	(2)	(2)
Transfers to lifetime ECL credit-impaired	33	46	62
Total provision for (reversal of) credit losses	201	163	140
Write-offs	(170)	(153)	(77)
Recoveries	7	24	14
Interest income on impaired loans	(27)	(25)	(23)
Foreign exchange and other	1	11	17
Balance at end of year	$ 510	$ 498	$ 472